DODIE KENT
                                                              Vice President and
                                                       Associate General Counsel
                                                                  (212) 314-3970
                                                             Fax: (212) 707-1791


VIA EDGAR


                                                                     May 3, 2005


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  MONY Life Insurance Company
          Separate Account A
          File Nos. 333-72714 and 811-06218
          CIK 0000067873


                           CERTIFICATION PURSUANT TO
                               RULE 497(j) OF THE
                             SECURITIES ACT OF 1933


Ladies and Gentlemen:

     Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, Registrant hereby certifies that:

     (1) The form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Registration Statement filed with the Securities and Exchange Commission, and

    (2) The text of the most recent amendment has been filed with the Securities and Exchange Commission electronically.


                                        Very truly yours,


                                        /s/  Dodie Kent
                                        ------------------------
                                             Dodie Kent


                           MONY Life Insurance Company
              1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104